Borrowed Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Maximum month end balance of repurchase agreements	$ 250,000,000	$ 500,000,000	$ 675,000,000
Average amount of repurchase agreementsd outstanding during the years	156,100,000	347,300,000	611,400,000
Repurchase agreements, average interest rate	3.93%	4.26%	4.46%
FHLB, borrowing capacity	5,650,000,000
FHLB, borrowing capacity outstanding	2,730,000,000
Commitment for overnight with other institutions	$ 50,000,000
Minimum [Member]
Debt Instrument [Line Items]
Loans Receivable, Basis Spread on Variable Rate	0.20%
Maximum [Member]
Debt Instrument [Line Items]
Loans Receivable, Basis Spread on Variable Rate	0.30%